INTEREST IN OTHER ENTITIES	12 Months Ended
Dec. 31, 2025
INTEREST IN OTHER ENTITIES
INTEREST IN OTHER ENTITIES

24.INTEREST IN OTHER ENTITIES

The significant subsidiaries, associates and joint arrangements of the Company at December 31, 2025 are listed below. The table also includes information related to key contractual arrangements associated with the Company’s mineral property interests that comprise 84.8% of the December 31, 2025 carrying value of its Mineral Property assets (see note 9).

		December		December	Fiscal
	Place	31, 2025		31, 2024	2025
	Of	Ownership		Ownership	Participating		Accounting
	Business	Interest (1)		Interest (1)	Interest (2)		Method

Subsidiaries
Denison Mines Inc.	Canada	100.00%		100.00%	N/A		Consolidation
Denison AB Holdings Corp.	Canada	100.00%		100.00%	N/A		Consolidation
Denison Waterbury Corp.	Canada	100.00%		100.00%	N/A		Consolidation
9373721 Canada Inc.	Canada	100.00%		100.00%	N/A		Consolidation
Denison Mines (Bermuda) I Ltd.	Bermuda	100.00%		100.00%	N/A		Consolidation

Joint Operations
Waterbury Lake Uranium Corp.(3)	Canada	60.00%		60.00%	100%		Voting Share (4)
Waterbury Lake Uranium LP(3)	Canada	70.55%		70.32%	100%		Voting Share (4)

Joint Venture
JCU	Canada	50.00%		50.00%	50.00%		EquityJ

Associates
Cosa Resources Corp.	Canada	16.87%		—	N/A		Equity
Foremost Clean Energy Ltd.	Canada	17.89%		19.13%	N/A		Equity

Key Contractual Arrangements
Wheeler River Joint Venture	Canada	90.00	%(5)	90.00%	100	%(6)	Denison Share(4)
Midwest Joint Venture	Canada	25.17%		25.17%	25.17%		Denison Share(4)
Mann Lake Joint Venture	Canada	30.00%		30.00%	30.00	%(7)	Denison Share(4)
Wolly Joint Venture	Canada	20.77%		20.77%	20.77%		Denison Share(4)
McClean Lake Joint Venture	Canada	22.50%		22.50%	22.50%		Denison Share(4)
(1)	Ownership Interest represents Denison’s percentage equity / voting interest in the entity or contractual arrangement.
(2)	Participating interest represents Denison’s percentage funding contribution to the particular joint operation or contractual arrangement. This percentage can differ from ownership interest in instances where other parties to the arrangement have carried interests, they are earning-in to the arrangement, or they are diluting their interest in the arrangement (provided the arrangement has dilution provisions therein).
(3)	WLUC and WLULP were acquired by Denison as part of the Fission Energy Corp. acquisition in April 2013. Denison uses its equity interest to account for its share of assets, liabilities, revenues and expenses for these joint operations. In 2025, both partners funded their proportionate share of expenditures, resulting in no change in ownership percentage.
(4)	Denison Share is where Denison accounts for its share of assets, liabilities, revenues and expenses in accordance with the specific terms within the contractual arrangement. This can be by using either its ownership interest (i.e. Voting Share) or its participating interest (i.e. Funding Share), depending on the arrangement terms. The Voting Share and Funding Share approaches produce the same accounting result when the Company’s ownership interest and participating interests are equal.
(5)	JCU owns 10% of the WRJV and therefore Denison indirectly owns an additional 5% interest in WRJV through its 50% ownership of JCU. Denison’s interest in JCU is accounted for using the equity method and is thus not reflected here as part of the Company’s ownership share in the WRJV.
(6)	In October 2024, JCU abstained from voting to support the Phoenix feasibility study and the approved development plan for Phoenix. In accordance with the terms of the WRJV agreement, non-support of an approved development plan by a participant means that such participant is no longer liable for its cost share of the project expenditures. As a result, Denison has funded 100% of the project expenditures from October 2024. The operator of JCU does not agree with Denison’s position, and this matter has not yet been resolved.
(7)	While the participating interest for 2025 for this arrangement is 30%, there were no expenditures during the year as there was no approved spending program carried out during fiscal 2025.